Credit Risk - Summary of Concentration of Credit Risk (Detail) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Loans and customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 666,405	$ 629,888
Loans and customers' liability under acceptances [member] | Canada [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	67.00%	66.00%
Loans and customers' liability under acceptances [member] | United States [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	32.00%	33.00%
Loans and customers' liability under acceptances [member] | Other international [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	1.00%	1.00%
Credit instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 210,804	$ 181,200
Credit instruments [member] | Canada [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	40.00%	42.00%
Credit instruments [member] | United States [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	57.00%	55.00%
Credit instruments [member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	1.00%	1.00%
Credit instruments [member] | Europe - other [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	1.00%	1.00%
Credit instruments [member] | Other international [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	1.00%	1.00%
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 55,615	$ 53,645
Derivative financial instruments [member] | Canada [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	24.00%	29.00%
Derivative financial instruments [member] | United States [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	31.00%	26.00%
Derivative financial instruments [member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	15.00%	17.00%
Derivative financial instruments [member] | Europe - other [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	24.00%	21.00%
Derivative financial instruments [member] | Other international [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	6.00%	7.00%